N-2	Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key	0001678130
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.